Portfolio of Investments April 30, 2026
JPC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 159.1% (99.6% of Total Investments)
4,476 COMMON STOCKS - 0.0% (0.0% of Total Investments) 4,476
MATERIALS - 0.0% (0.0% of Total Investments)
60 LyondellBasell Industries NV, Class A $ 4,476
TOTAL MATERIALS 4,476
TOTAL COMMON STOCKS
(Cost $0) 4,476
SHARES DESCRIPTION RATE VALUE
21380971 CONVERTIBLE PREFERRED SECURITIES - 0.7% (0.5% of Total Investments) 21380971
BANKS - 0.7% (0.5% of Total Investments)
5,849 Bank of America Corp 7.250% 7,151,982
11,949 Wells Fargo & Co 7.500 14,228,989
TOTAL BANKS 21,380,971
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $24,885,225) 21,380,971
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4237562013 CORPORATE BONDS - 142.8% (89.4% of Total Investments) (a) 4237562013
AUTOMOBILES & COMPONENTS - 0.8% (0.5% of Total Investments)
$ 16,352,000 (b),(c) General Motors Financial Co Inc 5.750 N/A 16,211,284
8,914,000 (b),(c) General Motors Financial Co Inc 5.700 N/A 8,758,933
TOTAL AUTOMOBILES & COMPONENTS 24,970,217
BANKS - 84.9% (53.1% of Total Investments)
5,445,000 (b),(d),(e) Australia & New Zealand Banking Group Ltd/United Kingdom 6.750 N/A 5,450,695
12,487,000 (b),(e),(f) Banco Bilbao Vizcaya Argentaria SA 7.125 N/A 12,487,000
13,800,000 (b),(e),(g) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 14,606,058
37,869,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 41,693,125
20,330,000 (b),(e),(g) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 20,356,734
6,440,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 6,590,651
3,120,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 3,189,585
26,519,800 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 28,667,506
49,600,000 (b),(e) Banco Santander SA 9.625 N/A 58,894,842
61,000,000 (b),(e) Banco Santander SA 8.000 N/A 66,249,599
44,725,000 (b),(c) Bank of America Corp 6.625 N/A 46,127,755
47,134,000 (b),(c) Bank of America Corp 6.125 N/A 47,454,464
22,872,000 (b),(c) Bank of America Corp 6.250 N/A 23,116,067
11,420,000 (b),(c) Bank of America Corp 4.375 N/A 11,315,148
8,880,000 (c) Bank of Montreal 7.700 05/26/84 9,329,062
24,483,000 (c) Bank of Montreal 7.300 11/26/84 25,793,257
21,308,000 (c) Bank of Montreal 6.875 11/26/85 21,805,009
10,550,000 (c),(g) Bank of Nova Scotia/The 8.625 10/27/82 11,076,019
10,625,000 (c),(g) Bank of Nova Scotia/The 8.000 01/27/84 11,267,897
15,800,000 (c) Bank of Nova Scotia/The 6.875 10/27/85 15,988,219
82,251,000 (b),(e),(g) Barclays PLC 9.625 N/A 91,788,826
30,508,000 (b),(e),(h) Barclays PLC 8.000 N/A 32,019,580
11,522,000 (b),(e) Barclays PLC 7.625 N/A 12,135,547
16,286,000 (b),(d),(e) BNP Paribas SA 7.450 N/A 16,871,075
12,749,000 (b),(d),(e) BNP Paribas SA 7.375 N/A 13,221,542
56,473,000 (b),(d),(e),(g) BNP Paribas SA 8.000 N/A 60,431,531
37,327,000 (b),(d),(e) BNP Paribas SA 8.500 N/A 39,438,402
30,155,000 (b),(d),(e),(g) BNP Paribas SA 9.250 N/A 31,782,646
31,370,000 (b),(d),(e) BNP Paribas SA 7.750 N/A 32,903,052
22,660,000 (b),(d),(e) BNP Paribas SA 0.000 N/A 22,792,924
21,630,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 22,052,456
19,585,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 20,096,893
10,329,000 (c) Canadian Imperial Bank of Commerce 6.500 07/28/86 10,297,081
18,072,000 (b),(c),(g) Citigroup Inc 7.000 N/A 18,772,778
38,257,000 (b),(c),(h) Citigroup Inc 7 .125 N/A 38,817,006
59,617,000 (b),(c),(h) Citigroup Inc 7.625 N/A 61,996,791

Portfolio of Investments April 30, 2026
(continued)
JPC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 17,115,000 (b),(c) Citigroup Inc 6.625 % N/A $ 17,324,776
6,896,000 (b),(c) Citigroup Inc 6.250 N/A 6,897,593
13,084,000 (b),(c) Citigroup Inc 6.875 N/A 13,284,211
11,606,000 (b),(c) Citigroup Inc 7.375 N/A 11,924,237
12,700,000 (b),(c) Citigroup Inc 6.950 N/A 12,924,765
7,000,000 (b),(c),(i) Citizens Financial Group Inc (TSFR3M + 3.265%) 6.938 N/A 6,983,372
10,048,000 (b),(c),(i) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.097 N/A 10,042,368
39,041,000 (b),(d),(e),(h) Credit Agricole SA 6.700 N/A 39,430,161
44,807,000 (b),(d),(e),(g) Credit Agricole SA 7.125 N/A 46,439,498
16,531,000 (b),(c),(i) Fifth Third Bancorp (TSFR3M + 3.295%) 6.994 N/A 16,487,190
20,549,000 (b),(c),(g),(i) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.908 N/A 20,677,226
12,521,000 (b),(c) First Citizens BancShares Inc/NC 7.000 N/A 12,583,668
18,939,000 (b),(e) HSBC Holdings PLC 6.750 N/A 19,182,476
37,770,000 (b),(e),(h) HSBC Holdings PLC 8.000 N/A 39,381,117
36,345,000 (b),(e),(h) HSBC Holdings PLC 6.875 N/A 37,235,416
67,864,000 (b),(e),(g) HSBC Holdings PLC 6.950 N/A 70,280,841
13,942,000 (b),(e) HSBC Holdings PLC 6.950 N/A 14,243,565
21,012,000 (b),(c) Huntington Bancshares Inc/OH 6.250 N/A 21,042,152
23,540,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 23,794,020
55,681,000 (b),(e),(g) ING Groep NV 7.000 N/A 57,584,622
47,335,000 (b),(e) ING Groep NV, Reg S 7.500 N/A 48,993,013
31,951,000 (b),(c) JPMorgan Chase & Co 6.100 N/A 31,951,000
33,300,000 (b),(c),(h) JPMorgan Chase & Co 6.500 N/A 34,184,282
67,326,000 (b),(c),(h) JPMorgan Chase & Co 6.875 N/A 70,135,851
3,600,000 (c),(g) JPMorgan Chase & Co 8.750 09/01/30 4,171,648
8,000,000 (c),(g) KeyCorp Capital III 7.750 07/15/29 8,453,747
53,461,000 (b),(e),(h) Lloyds Banking Group PLC 8.000 N/A 57,013,163
25,437,000 (b),(e) Lloyds Banking Group PLC 6.750 N/A 26,169,051
2,395,000 (b),(c) M&T Bank Corp 5.125 N/A 2,384,445
10,555,000 (b),(d),(e) Macquarie Bank Ltd/London 6.125 N/A 10,618,214
70,914,000 (b),(e),(g) NatWest Group PLC 8.125 N/A 78,294,233
26,710,000 (b),(e) NatWest Group PLC 7.300 N/A 27,719,291
9,865,000 (b),(d),(e) Nordea Bank Abp 6.300 N/A 9,962,052
23,618,000 (b),(d),(e) Nordea Bank Abp 6.750 N/A 24,067,828
7,265,000 (b),(c) PNC Financial Services Group Inc/The 6.000 N/A 7,266,126
19,180,000 (b),(c) PNC Financial Services Group Inc/The 6.200 N/A 19,307,566
39,650,000 (b),(c),(h) PNC Financial Services Group Inc/The 6.250 N/A 40,292,211
20,754,000 (c) Royal Bank of Canada 6.500 05/24/86 20,550,976
21,448,000 (c) Royal Bank of Canada 6.750 08/24/85 21,827,415
36,067,000 (b),(d),(e) Societe Generale SA 9.375 N/A 38,035,284
9,850,000 (b),(d),(e) Societe Generale SA 8.500 N/A 10,803,657
31,029,000 (b),(d),(e) Societe Generale SA 7.125 N/A 30,709,603
41,677,000 (b),(d),(e) Societe Generale SA 10.000 N/A 45,552,336
24,100,000 (b),(c),(d),(h) Standard Chartered PLC 7.014 N/A 24,702,214
10,725,000 (b),(d),(e) Standard Chartered PLC 7.750 N/A 11,052,917
17,919,000 (c) Toronto-Dominion Bank/The 6.350 10/31/85 18,039,469
34,690,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 36,082,804
73,333,000 (b),(c),(h) Truist Financial Corp 6.669 N/A 73,360,940
8,007,000 (b),(c) Truist Financial Corp 5.100 N/A 8,059,806
EUR 13,000,000 (b),(e) UniCredit SpA, Reg S 5.800 N/A 14,909,829
26,000,000 (c),(g) Wells Fargo & Co 7.950 11/15/29 28,717,065
32,797,000 (b),(c),(h) Wells Fargo & Co 7.625 N/A 34,437,473
56,669,000 (b),(c),(g),(h) Wells Fargo & Co 6.850 N/A 58,946,980
36,292,000 (b),(c) Wells Fargo & Co 6.125 N/A 36,417,788
TOTAL BANKS 2,517,810,373
CAPITAL GOODS - 1.6% (1.0% of Total Investments)
1,960,000 (c),(d) ILFC E-Capital Trust I 6.270 12/21/65 1,680,578
15,131,000 (c),(d) ILFC E-Capital Trust II 6.630 12/21/65 13,231,023
8,660,000 (b),(c) Sumisho Air Lease Corp 4.650 N/A 8,620,167
5,325,000 (b),(c) Sumisho Air Lease Corp 4.125 N/A 5,254,494
18,086,000 (b),(c) Sumisho Air Lease Corp 6.000 N/A 17,520,040
TOTAL CAPITAL GOODS 46,306,302

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 8.0% (5.0% of Total Investments)
$ 4,043,000 (c) Enbridge Inc 5.500% 07/15/77 $ 4,033,808
12,305,000 (c),(h) Enbridge Inc 5.750 07/15/80 12,376,701
19,015,000 (c) Enbridge Inc 7.625 01/15/83 20,603,532
1,900,000 (c) Enbridge Inc 8.250 01/15/84 2,006,875
48,218,000 (c),(h) Enbridge Inc 8.500 01/15/84 54,925,642
2,986,000 (b),(c) Energy Transfer LP 6.625 N/A 3,012,306
40,246,000 (b),(c),(h) Energy Transfer LP 7.125 N/A 41,334,050
4,564,000 (b),(c) Energy Transfer LP 6.500 N/A 4,569,381
6,745,000 (c),(g) Energy Transfer LP 8.000 05/15/54 7,149,880
21,310,000 (c) Energy Transfer LP 6.750 02/15/56 21,463,134
8,263,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 8,735,929
15,985,000 (b),(c),(d) Sunoco LP 7.875 N/A 16,553,363
17,785,000 (c) Transcanada Trust 5.600 03/07/82 17,567,742
24,210,000 (b),(c),(d) Venture Global LNG Inc 9.000 N/A 23,944,724
TOTAL ENERGY 238,277,067
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5% (0.3% of Total
Investments)
16,100,000 (c),(d),(g) Scentre Group Trust 2 5.125 09/24/80 16,213,425
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 16,213,425
FINANCIAL SERVICES - 20.3% (12.7% of Total Investments)
23,817,000 (c),(g) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 24,663,003
20,900,000 (c),(g) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 21,276,367
12,285,000 (b),(c),(h) Ally Financial Inc 4.700 N/A 12,253,312
15,739,000 (b),(c),(g) Ally Financial Inc 4.700 N/A 15,142,279
14,718,000 (b),(c) Ally Financial Inc 7.100 N/A 14,706,414
10,060,000 (b),(c),(d) American AgCredit Corp 5.250 N/A 9,909,100
5,440,000 (b),(c),(d) Capital Farm Credit ACA 8.393 N/A 5,385,600
17,115,000 (b),(c),(g) Capital One Financial Corp 3.950 N/A 16,981,097
2,410,000 (b),(c) Capital One Financial Corp 5.500 N/A 2,383,911
16,579,000 (b),(c) Charles Schwab Corp/The 6.100 N/A 16,586,351
2,400,000 (b),(c),(d) Compeer Financial ACA 4.875 N/A 2,352,000
15,890,000 (b),(c),(d) Compeer Financial ACA 7.875 N/A 16,128,355
3,989,000 (c),(g) Corebridge Financial Inc 6.875 12/15/52 4,048,859
15,073,000 (b),(c) Corebridge Financial Inc 6.875 N/A 15,503,560
12,740,000 (j) Credit Suisse Group AG 7.500 01/17/72 4,331,600
19,307,000 (j) Credit Suisse Group AG 7.500 06/11/72 6,564,380
11,045,000 (j) Credit Suisse Group AG 6.380 02/21/72 3,755,300
19,725,000 (j) Credit Suisse Group AG 7.250 03/12/72 6,706,500
27,270,000 (j) Credit Suisse Group AG 0.000 01/17/72 9,271,800
36,400,000 (b),(e) Deutsche Bank AG, Reg S 8.130 N/A 38,616,978
33,976,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 35,507,740
3,347,000 (b),(c) Goldman Sachs Group Inc/The 5.300 N/A 3,352,308
26,003,000 (b),(c),(h) Goldman Sachs Group Inc/The 6.850 N/A 26,788,837
27,992,000 (b),(c) Goldman Sachs Group Inc/The 6 .125 N/A 28,201,044
35,550,000 (b),(c),(h) Goldman Sachs Group Inc/The 7.500 N/A 37,371,298
10,200,000 (b),(e) Julius Baer Group Ltd, Reg S 7.500 N/A 10,534,844
10,116,000 (b),(e) Nomura Holdings Inc 7.000 N/A 10,423,203
18,445,000 (b),(c) State Street Corp 6.700 N/A 19,006,927
7,781,000 (b),(d),(e) UBS Group AG 7.000 N/A 7,918,389
53,767,000 (b),(d),(e),(h) UBS Group AG 9.250 N/A 62,748,186
35,350,000 (b),(d),(e) UBS Group AG 9.250 N/A 38,253,119
41,104,000 (b),(d),(e) UBS Group AG 7.750 N/A 43,847,939
29,627,000 (b),(c) Voya Financial Inc 7.758 N/A 30,900,961
TOTAL FINANCIAL SERVICES 601,421,561
FOOD, BEVERAGE & TOBACCO - 2.4% (1.5% of Total Investments)
12,605,000 (b),(c),(d) Dairy Farmers of America Inc 7.125 N/A 12,592,269
30,110,000 (b),(c),(d),(h) Land O' Lakes Inc 8.000 N/A 29,868,825
16,840,000 (b),(c),(d) Land O' Lakes Inc 7.250 N/A 15,366,500
15,283,000 (b),(c),(d) Land O' Lakes Inc 7 .000 N/A 13,405,538
TOTAL FOOD, BEVERAGE & TOBACCO 71,233,132

Portfolio of Investments April 30, 2026
(continued)
JPC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.4% (0.3% of Total Investments)
$ 7,397,000 (c),(g) CVS Health Corp 6.750% 12/10/54 $ 7,663,484
4,200,000 (c),(g) CVS Health Corp 7.000 03/10/55 4,357,573
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,021,057
INSURANCE - 13.4% (8.4% of Total Investments)
16,663,000 (c),(h) American National Group Inc 7.000 12/01/55 16,283,563
20,974,000 (c),(g) Assurant Inc 7.000 03/27/48 21,244,952
19,509,000 (c),(d) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 18,495,305
4,395,000 (c),(g) AXIS Specialty Finance LLC 4.900 01/15/40 4,293,195
21,454,000 (c),(g) Corebridge Financial Inc 6.375 09/15/54 21,332,798
15,713,000 (c),(g) Enstar Finance LLC 5.500 01/15/42 15,416,067
9,348,000 (c),(d),(g) Enstar Group Ltd 7.500 04/01/45 9,677,293
19,860,000 (c),(d),(g) Liberty Mutual Group Inc 7.800 03/15/37 22,103,278
6,150,000 (c),(d),(g) Liberty Mutual Insurance Co 7.697 10/15/97 6,665,853
20,900,000 (c),(d),(g) MetLife Capital Trust IV 7.875 12/15/37 22,811,869
7,689,000 (c) MetLife Inc 5.850 03/15/56 7,584,965
10,425,000 (c),(g) MetLife Inc 6.350 03/15/55 10,671,666
46,259,000 (c),(d),(g) MetLife Inc 9.250 04/08/38 54,462,016
5,165,000 (c) MetLife Inc 10.750 08/01/39 6,706,102
31,538,000 (c),(g) Nationwide Financial Services Inc 6.750 05/15/37 31,307,241
20,525,000 (d) Omnis Funding Trust 6.722 05/15/55 21,051,467
14,520,000 (c) PartnerRe Finance B LLC 4.500 10/01/50 13,828,250
8,238,000 (c) Provident Financing Trust I 7.405 03/15/38 8,780,022
4,295,000 (c) Prudential Financial Inc 5.125 03/01/52 4,186,060
3,000,000 (c) Prudential Financial Inc 6.000 09/01/52 3,039,912
8,462,000 (c),(g) Prudential Financial Inc 6.500 03/15/54 8,713,355
5,000,000 (c) QBE Insurance Group Ltd, Reg S 5.875 06/17/46 5,003,980
2,000,000 (c) Reinsurance Group of America Inc 6.650 09/15/55 2,029,180
20,587,000 (b),(c) RLGH Finance Bermuda Ltd, Reg S 6.875 N/A 20,622,526
16,670,000 (b),(c),(d) SBL Holdings Inc 9.508 N/A 15,763,080
12,135,000 (b),(c),(d),(h) SBL Holdings Inc 6.500 N/A 10,969,356
13,209,000 (b),(e) Standard Life PLC, Reg S 8.500 N/A 14,084,717
TOTAL INSURANCE 397,128,068
MATERIALS - 0.5% (0.3% of Total Investments)
14,568,000 (b),(c),(d) Cemex SAB de CV 7.200 N/A 15,085,310
TOTAL MATERIALS 15,085,310
MEDIA & ENTERTAINMENT - 0.3% (0.2% of Total Investments)
7,694,000 (b),(c),(d) Farm Credit Bank of Texas 7.750 N/A 7,993,536
TOTAL MEDIA & ENTERTAINMENT 7,993,536
TELECOMMUNICATION SERVICES - 2.4% (1.5% of Total Investments)
14,146,000 (c),(g) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 14,680,026
16,931,000 (c),(g) Rogers Communications Inc 7.125 04/15/55 17,466,198
11,859,000 (c),(g) TELUS Corp 7.000 10/15/55 12,266,096
25,700,000 (c),(g) Vodafone Group PLC 7.000 04/04/79 26,801,964
TOTAL TELECOMMUNICATION SERVICES 71,214,284
UTILITIES - 7.3% (4.6% of Total Investments)
5,975,000 (c),(d),(g) AES Andes SA 8.150 06/10/55 6,281,787
10,231,000 (c),(g) AES Corp/The 7.600 01/15/55 10,422,637
14,881,000 (c),(g) AES Corp/The 6.950 07/15/55 14,517,133
6,779,000 (c),(d),(g) AltaGas Ltd 7.200 10/15/54 7,042,954
15,754,000 (c),(g) CMS Energy Corp 6.500 06/01/55 16,141,170
7,058,000 (c),(g) Dominion Energy Inc 7.000 06/01/54 7,525,868
5,393,000 (c),(g) Dominion Energy Inc 6.625 05/15/55 5,515,674
7,824,000 (c),(g) Duke Energy Corp 6.450 09/01/54 8,174,132
7,165,000 (c),(g) Edison International 8.125 06/15/53 7,350,810
4,560,000 (c) Edison International 7.875 06/15/54 4,703,822
2,816,000 (c) Emera US Finance LLC 6.850 10/01/56 2,824,423
17,941,000 (c),(g) Entergy Corp 7.125 12/01/54 18,469,865
11,083,000 (c),(g) EUSHI Finance Inc 7.625 12/15/54 11,474,246
15,131,000 (c),(g) NextEra Energy Capital Holdings Inc 6.750 06/15/54 15,844,033
7,074,000 (c),(g) PG&E Corp 7.375 03/15/55 7,276,012
8,135,000 (c),(d) Puget Energy Inc 7 .250 09/15/56 8,180,727

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 8,261,000 (c) Sempra 4.125% 04/01/52 $ 8,141,361
13,818,000 (c),(g) Sempra 6.550 04/01/55 13,959,966
9,475,000 (c),(g) Sempra 6.375 04/01/56 9,583,129
13,860,000 (b),(c),(d) Vistra Corp 8.000 N/A 13,981,802
1,840,000 (b),(c),(d) Vistra Corp 7.000 N/A 1,845,374
17,331,000 (b),(c),(d) Vistra Corp 8.875 N/A 18,630,756
TOTAL UTILITIES 217,887,681
TOTAL CORPORATE BONDS
(Cost $4,184,174,289) 4,237,562,013
SHARES DESCRIPTION RATE VALUE
394193853 PREFERRED STOCK - 13.3% (8.3% of Total Investments) 394193853
BANKS - 3.0% (1.9% of Total Investments)
357,589 Fifth Third Bancorp 7.671 9,089,912
559,500 (k) First Horizon Corp 6.750 14,015,475
871,568 KeyCorp 6.125 21,806,631
794,684 (h) KeyCorp 6.200 20,018,090
191,550 KeyCorp 5.625 4,095,339
192,036 KeyCorp 5.650 4,126,854
35,902 Pinnacle Financial Partners, Inc 8.397 940,632
574,902 Regions Financial Corp 5.700 14,280,566
TOTAL BANKS 88,373,499
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2% (0.1% of Total
Investments)
85,181 ProLogis, Inc 8.540 4,523,111
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,523,111
FINANCIAL SERVICES - 4.5% (2.8% of Total Investments)
644,550 Bank of New York Mellon Corp 6.150 16,455,362
161,670 Capital One Financial Corp 5.000 3,070,113
418,308 Equitable Holdings, Inc 5.250 8,269,949
102,771 Equitable Holdings, Inc 4.300 1,677,223
170,085 Morgan Stanley 6.375 4,270,834
682,721 Morgan Stanley 7.125 17,327,459
909,676 Morgan Stanley 5.850 22,014,159
856,975 Morgan Stanley 6.625 21,904,281
95,400 Morgan Stanley 6.500 2,410,758
821,980 Morgan Stanley 6.875 20,754,995
165,064 Synchrony Financial 5.625 3,382,162
594,637 Voya Financial, Inc 5.350 14,253,449
TOTAL FINANCIAL SERVICES 135,790,744
FOOD, BEVERAGE & TOBACCO - 1.4% (0.8% of Total Investments)
179,570 CHS, Inc 7.875 4,692,164
653,626 CHS, Inc 7.100 16,543,274
770,646 CHS, Inc 6.750 19,227,618
TOTAL FOOD, BEVERAGE & TOBACCO 40,463,056
INSURANCE - 3.6% (2.3% of Total Investments)
484,425 American National Group, Inc 7.375 12,008,896
186,080 Aspen Insurance Holdings Ltd 5.625 4,036,075
432,175 Aspen Insurance Holdings Ltd 7.125 10,679,044
141,786 Assurant, Inc 5.250 2,776,170
206,658 Athene Holding Ltd 7.750 5,280,112
965,505 Athene Holding Ltd 6.350 23,510,047
80,000 Axis Capital Holdings Ltd 5.500 1,570,400
63,400 Delphi Financial Group, Inc 7.104 1,572,320
1,152,441 Enstar Group Ltd 7.000 26,506,143
416,243 Reinsurance Group of America, Inc 5.750 10,505,973
271,619 Reinsurance Group of America, Inc 7.125 6,901,839
131,736 Selective Insurance Group, Inc 4.600 2,189,452
TOTAL INSURANCE 107,536,471

Portfolio of Investments April 30, 2026
(continued)
JPC

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
TELECOMMUNICATION SERVICES - 0.5% (0.3% of Total Investments)
735,814 (g) AT&T, Inc 4.750% $ 13,803,871
TOTAL TELECOMMUNICATION SERVICES 13,803,871
UTILITIES - 0.1% (0.1% of Total Investments)
154,489 NextEra Energy Capital Holdings, Inc 5.650 3,703,101
TOTAL UTILITIES 3,703,101
TOTAL PREFERRED STOCK
(Cost $406,635,237) 394,193,853
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
67127811 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3% (1.4% of Total Investments) 67127811
$ 9,251,000 (b) CoBank ACB 6.250 N/A 9,249,079
14,700,000 (b),(g) CoBank ACB 6.450 N/A 14,672,850
8,500,000 (b) CoBank ACB 7.250 N/A 8,575,669
17,078,000 (b) CoBank ACB 7.125 N/A 17,469,786
6,450,000 (b),(d) Farm Credit Bank of Texas 6.200 N/A 6,369,375
10,567,000 (b) Farm Credit Bank of Texas 7.000 N/A 10,791,052
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $66,888,999) 67,127,811
TOTAL LONG-TERM INVESTMENTS
(Cost $4,682,583,750) 4,720,269,124
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%(0.4% of Total Investments)
21316461 REPURCHASE AGREEMENTS - 0.7% (0.4% of Total Investments) 21316461
1,141,461 (l) Fixed Income Clearing Corporation 1.060 05/01/26 1,141,461
20,175,000 (m) Fixed Income Clearing Corporation 3.600 05/01/26 20,175,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,316,461) 21,316,461
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,316,461) 21,316,461
TOTAL INVESTMENTS - 159.8%
(Cost $4,703,900,211 ) 4,741,585,585
BORROWINGS - (28.2)% (n),(o) (837,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (22.4)%(p) (666,020,516)
TFP SHARES, NET - (14.1)%(q) (418,861,721)
OTHER ASSETS & LIABILITIES, NET -  4.9% 147,242,869
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,966,946,217
EUR Euro
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
54.6% of Total Investments.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $1,149,523,444 or 24.2% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 33.7% of Total Investments.
(f) When-issued or delayed delivery security.

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $972,696,584 have been pledged as collateral for reverse repurchase agreements.
(h) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the fiscal period was $805,542,433.
(i) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j) For fair value measurement disclosure purposes, investment classified as Level 3.
(k) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(l) Agreement with Fixed Income Clearing Corporation, 1.060% dated 4/30/26 to be repurchased at $1,141,495 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/33, valued at $1,164,404.
(m) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $20,177,018 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $20,578,630.
(n) Borrowings as a percentage of Total Investments is 17.7%.
(o) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,671,377,009 have been pledged as collateral for borrowings.
(p) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 14.0%.
(q) TFP Shares, Net as a percentage of Total Investments is 8.8%.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,364 6/26 $ 154,581,607 $ 150,849,875 $ (3,731,732)
U.S. Treasury Ultra Bond 132 6/26 15,909,632 15,184,125 (725,507)
Total $170,491,239 $166,034,000 $(4,457,239)
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 7,996,802 EUR 6,791,162 Barclays Bank PLC 7/08/26 $ 3,286
$ 5,634,128 EUR 4,866,180 Barclays Bank PLC 7/08/26 $ (93,593)
$ 7,099,983 EUR 6,025,728 JPMorgan Chase Bank, N.A. 7/08/26 7,419
Total         $(82,888)
Total unrealized appreciation on forward foreign currency contracts         $10,705
Total unrealized depreciation on forward foreign currency contracts         $(93,593)
EUR Euro
Interest Rate Swaps - OTC Uncleared
Counterparty
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Receive SOFR 2.364% Monthly 7/01/19 7/01/26 7/01/28 $ 90,000,000 $ 303,699 $ 303,699
Morgan Stanley Receive SOFR 2.364% Monthly 7/01/19 7/01/26 7/01/28 48,000,000 161,973 161,972
Total $ 465,671
SOFR
Secured Overnight Financing Rate
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

Portfolio of Investments April 30, 2026
(continued)
JPC

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 4,476 $ – $ – $ 4,476
Convertible Preferred Securities 21,380,971 – – 21,380,971
Corporate Bonds – 4,206,932,433 30,629,580 4,237,562,013
Preferred Stock 394,193,853 – – 394,193,853
U.S. Government and Agency Obligations – 67,127,811 – 67,127,811
Short-Term Investments:
Repurchase Agreements – 21,316,461 – 21,316,461
Investments in Derivatives:
Forward Foreign Currency Contracts* – (82,888) – (82,888)
Futures Contracts* (4,457,239) – – (4,457,239)
Interest Rate Swaps* – 465,671 – 465,671
Total $ 411,122,061 $ 4,295,759,488 $ 30,629,580 $ 4,737,511,129
* Represents net unrealized appreciation (depreciation).
Level 3
JPC Corporate Bonds
Balance at the beginning of period $ 7,053,409
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) (5,925,972)
Purchases at cost 29,502,143
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 30,629,580
Change in net unrealized appreciation (depreciation) during the period of Level 3 sec urities held as of period end $ (5,925,972)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JPC Corporate Bonds $30,629,580 Indicative Quote Broker Quote $34.00 N/A